PROPERTY AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021
Property, Plant and Equipment [Abstract]
Depreciation	$ 447	$ 595